Note 11 - Deposits (Details Textual) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Noninterest-Bearing Domestic Deposit, Checking		$ 59,783	$ 92,216
Interest-Bearing Domestic Deposit, Money Market	[1]	162,285	218,525
Time Deposits, at or Above FDIC Insurance Limit		$ 71,600	$ 40,800
One Customer [Member]
Percentage of Non-Interest-Bearing Domestic Deposits to Deposits, Checking		8.60%	22.00%
Noninterest-Bearing Domestic Deposit, Checking		$ 47,800	$ 104,300
Percentage of Interest-Bearing Domestic Deposits to Deposits, Money Market		18.10%	23.70%
Interest-Bearing Domestic Deposit, Money Market		$ 100,000	$ 150,000

[1]	The Company has identified one major money market deposit customer, a separate customer than the interest bearing checking account deposit customer referred to above in footnote (1), that accounted for approximately 18.1% and 23.7% of total deposits at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the combined outstanding balances of the major deposit customer’s money market accounts totaled approximately $100.0 million and $150.0 million, respectively.